MBL VARIABLE CONTRACT ACCOUNT -- 2

                                                               February 19, 1999

To Contract Holders and Participants:

The value of each Variable Accumulation Unit of MBL Variable Contract Account -- 2 (the "Account") as of December 31, 1998 was $231.803, versus a value of $188.325 on December 31, 1997. This represents a 23.1% increase for the one year period. The Standard & Poor's 500 Stock Index, a generally accepted market index of unmanaged equity securities, increased 28.6% during the same period.

Until February, 1999, the Account invested exclusively in MBL Growth Fund, Inc. (the "Fund"). The accompanying annual report of the Fund contains a review by Markston Investment Management, the Fund's Investment Adviser, of its overall performance and commentary related to specific holdings in the Fund's portfolio.

You recently received a letter from MBL Life, dated February 10, 1999, indicating that MBL Life, as an interim measure, was redeeming the Account's investment in MBL Growth Fund and reinvesting the proceeds in the Dreyfus Stock Index Fund. This substitution, which received all necessary regulatory approvals, was made on February 17, 1999 in order to allow the Account to be invested in a manner consistent with its investment objectives, while at the same time being able to respond to all redemption requests. We ask that you refer back to the February 10, 1999 letter from MBL Life for more information on the substitution.

This substitution is only an interim measure since, as we reported in August, 1998, all the Separate Accounts of MBL Life (including VCA -- 2) are to be terminated and dissolved on or about June 30, 1999 in conjunction with the wind-down of MBL Life's operations. Of course, you will receive further instructions from MBL Life in the coming months concerning the ultimate dissolution of the Account and the procedures for withdrawing your funds from the Account and/or transferring your funds tax-free to another investment vehicle. In the meantime, please feel free to call your Customer Service Representative at 1-800-435-3191 with any questions.

We thank you for your support of MBL Variable Contract Account -- 2 over the years, and we wish you success in pursuing new financial relationships.

Following are the audited financial statements for the Account as of and for the year ended December 31, 1998.

                                          Sincerely,

                                                     [SIG]

                                          William G. Clark
                                          Senior Vice President
                                          Pensions and Investment Products

                       REPORT OF INDEPENDENT ACCOUNTANTS

To Contract Holders and Participants of
MBL Variable Contract Account -- 2

In our opinion, the accompanying statement of assets and liability and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of MBL Variable Contract Account -- 2 (the "Account") at December 31, 1998 and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities owned as of December 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

As described in Note C of the notes to financial statements, the Account will cease business operations by June 30, 1999.

                                           PricewaterhouseCoopers LLP

Florham Park, New Jersey
February 15, 1999

MBL VARIABLE CONTRACT ACCOUNT -- 2
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 1998

ASSETS

Investments in MBL Growth Fund, Inc.
  4,570,039 shares at net asset value of $13.06 per share
  (cost -- $52,757,716)...................................................  $59,684,712

LIABILITY

Due to MBL Life -- Note D.................................................      458,090
                                                                            -----------
NET ASSETS................................................................  $59,226,622
                                                                            -----------
                                                                            -----------
NET ASSETS ATTRIBUTABLE TO VARIABLE ANNUITY CONTRACT HOLDERS
    254,220 variable accumulation units at value
      of $231.803 per unit................................................  $58,929,060
    Variable annuity reserves -- Note A...................................      297,562
                                                                            -----------
                                                                            $59,226,622
                                                                            -----------
                                                                            -----------

See notes to financial statements.

MBL VARIABLE CONTRACT ACCOUNT -- 2
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998

Investment Income:
  Dividends...............................................................  $   580,642
  Capital gain distributions..............................................    7,187,035
                                                                            -----------
                                                                              7,767,677
Expenses -- Note D:
  Risk and death benefit charges..........................................      208,650
                                                                            -----------
        Net investment income.............................................    7,559,027
                                                                            -----------

Realized and unrealized gain on investments -- Note E:
  Net realized gain on sales of investments...............................      797,447
  Net increase in unrealized appreciation of investments..................    3,332,799
                                                                            -----------
        Net gain on investments...........................................    4,130,246
                                                                            -----------
Net increase in net assets resulting from operations......................  $11,689,273
                                                                            -----------
                                                                            -----------

See notes to financial statements.

MBL VARIABLE CONTRACT ACCOUNT -- 2
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        YEAR ENDED
                                                                                       DECEMBER 31,
                                                                              ------------------------------
                                                                                   1998            1997
                                                                              --------------  --------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS
  Net investment income.....................................................  $    7,559,027  $    6,657,709
  Net realized gain on sales of investments.................................         797,447         245,598
  Net change in unrealized appreciation/depreciation of
   investments..............................................................       3,332,799       5,710,244
                                                                              --------------  --------------
    Net increase in net assets resulting from operations....................      11,689,273      12,613,551
                                                                              --------------  --------------

FROM CONTRACT HOLDERS' TRANSACTIONS -- NOTE B
  Net purchase payments.....................................................         206,690         173,226
  Accumulation units surrendered............................................      (4,864,213)     (2,112,509)
  Annuity payments..........................................................         (39,662)        (32,996)
                                                                              --------------  --------------
    Decrease in net assets resulting from Contract Holders' transactions....      (4,697,185)     (1,972,279)
                                                                              --------------  --------------

Increase in amount due MBL Life resulting from investment activities and
 mortality gains and losses -- Note D.......................................         (62,842)        (55,422)
                                                                              --------------  --------------
    Net increase in net assets..............................................       6,929,246      10,585,850

Net assets
  Beginning of year.........................................................      52,297,376      41,711,526
                                                                              --------------  --------------
  End of year...............................................................  $   59,226,622  $   52,297,376
                                                                              --------------  --------------
                                                                              --------------  --------------

See notes to financial statements.

MBL VARIABLE CONTRACT ACCOUNT -- 2
NOTES TO FINANCIAL STATEMENTS

NOTE A -- MBL Variable Contract Account -- 2 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, and a separate account of MBL Life Assurance Corporation ("MBL Life") established under the Insurance Laws of New Jersey. MBL Life provides for variable accumulation and benefits under the Account's contract by crediting annuity considerations to the Account or the Fixed Accumulation Account, as elected by the participant (see Notes B and C). Significant accounting policies of the Account are as follows:

INVESTMENTS -- Investments are valued at net asset value. The Account purchases shares of a mutual fund at the net asset value of such shares on the date monies are received (see Note G). Cost represents the aggregate of such purchases at the respective net asset values, less shares redeemed at average cost. The Account recognizes dividend income and capital gain distributions, if any, on the ex-dividend date as set by the fund.

VARIABLE ANNUITY RESERVES -- The variable annuity reserves are actuarially determined on the basis of the 1951 Group Annuity Mortality Tables for Males, modified, at 3.5%.

FEDERAL INCOME TAXES -- The Account does not provide for Federal income taxes since the operations of the Account form a part of, and are taxed with, the total operations of MBL Life, which is taxed as a "life insurance company" under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contract Holders are excluded in the determination of the Federal income tax liability of MBL Life.

ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

NOTE B -- On April 29, 1994, the Third Amended Plan of Rehabilitation (the "Plan") of Mutual Benefit Life Insurance Company in Rehabilitation ("Mutual Benefit Life") was implemented. The Plan, as confirmed by the Superior Court of New Jersey, reaffirmed the status of the Account as a separate account. Pursuant to the terms of the Plan, substantially all of the assets and liabilities of Mutual Benefit Life were transferred to MBL Life. In addition, the assets and liabilities of the Account were transferred to a new separate account of MBL Life. Also, as of April 29, 1994, the ownership of the stock of MBL Life was transferred to a Trust, of which the New Jersey Commissioner of Banking and Insurance is the sole Trustee.

The Plan permits redemptions of amounts from the Account to continue, as requested. Annuity payments which commenced prior to July 16, 1991 and any death benefits payable, both before and after July 16, 1991, are unaffected and will continue to be paid under the terms of the Plan. While both deposits and transfers from other separate accounts of MBL Life, for the purchase of variable annuities, may be made to the Account by participants under existing contracts, applications for new contracts are not being accepted. The terms of the Plan currently prohibit or limit redemptions from the Companion Contract and transfers between the Account and the Companion Contract.

Approximately 68% of the Accounts' outstanding units are owned by three separate Contract Holders.

NOTE C -- On December 31, 1998, MBL Life sold substantially all of its general account life insurance and annuity business to SunAmerica Inc. (the "Acquisition"). The business sold did not include the Account. The Acquisition along with the Order of the Superior Court of New Jersey (the "Order") approving the transaction effected a resolution to the proceedings associated with the Plan. The Rehabilitation Period will end June 30, 1999.

The Order provides for the termination of the Account at the end of the Rehabilitation Period. In addition, the Order authorizes MBL Life to take any and all actions necessary to facilitate the termination of the Account. During the six month period prior to the end of the Rehabilitation Period, contractholders will be given the opportunity to exchange their Account contracts for contracts issued by other insurance companies. Any contracts remaining with MBL Life at the end of the Rehabilitation Period (June 30, 1999) will be terminated and MBL Life will pay out their account value.

NOTE D -- A charge at the annual rate of 0.37% is made daily against Account assets for mortality and expense risks assumed by MBL Life and for provision of the guaranteed minimum death benefit. The portion of these charges which are retained in the Account and are due to MBL Life participate ratably in the investment performance of the Account.

NOTE E -- Aggregate purchases and proceeds from the sales of investments during the year ended December 31, 1998 amounted to $8,313,649 and $5,420,147, respectively.

The net realized gain on sales of investments was calculated as follows:

Proceeds from sales of investments..........................  $ 5,420,147
Cost of investments sold....................................    4,622,700
                                                              -----------
  Net realized gain on investments..........................  $   797,447
                                                              -----------
                                                              -----------

The net increase in unrealized appreciation of investments was calculated as follows:

Unrealized appreciation of investments:
  Beginning of year.........................................  $ 3,594,197
  End of year...............................................    6,926,996
                                                              -----------
    Net increase in unrealized appreciation of
    investments.............................................  $ 3,332,799
                                                              -----------
                                                              -----------

NOTE F -- The change in the number of accumulation units outstanding was as follows:

                                                                                YEAR ENDED
                                                                               DECEMBER 31,
                                                                           --------------------
                                                                             1998       1997
                                                                           ---------  ---------
Balance at beginning of year.............................................    276,202    287,783
Net units purchased......................................................      1,001      1,043
Accumulation units surrendered...........................................    (22,983)   (12,624)
                                                                           ---------  ---------
Balance at end of year...................................................    254,220    276,202
                                                                           ---------  ---------
                                                                           ---------  ---------

NOTE G -- In order to continue to maintain the Account through June 30, 1999 in a manner consistent with its respective investment objectives, while at the same time maintaining liquidity to deal with the anticipated redemption requests, MBL Life has determined that it would be in the best interests of contractholders and participants to substitute shares of an index fund for the underlying portfolio of the Account. On February 17, 1999, the Account redeemed its investment in the MBL Growth Fund. Proceeds were reinvested in the Dreyfus Stock Index Fund.

----------------------------------------

MBL VARIABLE CONTRACT ACCOUNT -- 2

MBL Life Assurance Corporation

520 Broad Street - Newark, New Jersey 07102
---------------------------------------------

THIS REPORT HAS BEEN PREPARED FOR CONTRACT HOLDERS AND PARTICIPANTS IN MBL VARIABLE CONTRACT ACCOUNT -- 2. IT IS NOT AUTHORIZED FOR OTHER DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH INCLUDES INFORMATION CONCERNING THE ACCOUNT AND THE APPLICABLE SALES COMMISSIONS. FS-307 (2-99)

Annual Report
December 31, 1998

MBL VARIABLE
CONTRACT ACCOUNT -- 2
Group Variable Annuity Contracts

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